Segments - Schedule of Financial Information by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 102,386	$ 103,632	$ 105,381	$ 98,062	$ 75,675	$ 75,565	$ 76,823	$ 76,418	$ 409,461	$ 304,481	$ 279,857
United States [Member]
Segment Reporting Information [Line Items]
Net sales									223,212	122,986	86,552
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales									13,812	14,458	15,195
United Kingdom [Member]
Segment Reporting Information [Line Items]
Net sales									28,167	30,981	31,923
China [Member]
Segment Reporting Information [Line Items]
Net sales									72,509	60,864	67,616
Canada [Member]
Segment Reporting Information [Line Items]
Net sales									38,061	39,186	34,094
Czech Republic [Member]
Segment Reporting Information [Line Items]
Net sales									18,117	20,213	26,014
Other non-U.S. [Member]
Segment Reporting Information [Line Items]
Net sales									$ 15,583	$ 15,793	$ 18,463